Significant Accounting Policies - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates (Details)	12 Months Ended
Dec. 31, 2024
Lab equipment [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Straight-line basis over useful life of assets at annual rates mainly	33.00%
Lab equipment [Member] | Bottom of range [member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Straight-line basis over useful life of assets at annual rates	6.00%
Lab equipment [Member] | Top of range [member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Straight-line basis over useful life of assets at annual rates	50.00%
Computers [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Straight-line basis over useful life of assets at annual rates mainly	33.00%
Computers [Member] | Bottom of range [member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Computers [Member] | Top of range [member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Straight-line basis over useful life of assets at annual rates	50.00%
Office furniture and equipment [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Straight-line basis over useful life of assets at annual rates mainly	15.00%
Office furniture and equipment [Member] | Bottom of range [member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Straight-line basis over useful life of assets at annual rates	7.00%
Office furniture and equipment [Member] | Top of range [member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Straight-line basis over useful life of assets at annual rates	15.00%
Leasehold improvements [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Leasehold improvements, description	see below
Leasehold improvements mainly